Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
Schedule of inventories

	March 31,
	2021	2022
	$ in thousands	$ in thousands

Raw materials	267	504
Work in progress	391	546
Finished goods	439	1,077

Total	1,097	2,127